Commitments and Contingencies (Operating Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 2,694
2014	808
2015	565
2016	76
2017	0
Total	4,143
Rental Expenses under Operating Leases	$ 5,967	$ 4,261	$ 1,390